UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund: BlackRock Basic Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Honeywell International, Inc.	123,835	$11,725,936
Raytheon Co.	382,374	41,778,183
Spirit AeroSystems Holdings, Inc., Class A (a)	23,090	1,116,171

		54,620,290
Airlines — 0.3%
American Airlines Group, Inc.	321,290	12,475,691
Auto Components — 1.5%
Lear Corp.	495,075	53,854,259
Automobiles — 0.4%
General Motors Co.	331,299	9,945,596
Thor Industries, Inc.	118,293	6,127,577

		16,073,173
Banks — 13.9%
Citigroup, Inc.	3,746,821	185,879,790
JPMorgan Chase & Co.	3,031,374	184,822,873
KeyCorp	1,753,170	22,808,742
Regions Financial Corp.	3,445,944	31,047,955
Wells Fargo & Co.	1,834,344	94,193,564

		518,752,924
Biotechnology — 1.6%
Baxalta, Inc.	1,888,520	59,507,265
Capital Markets — 1.5%
Ameriprise Financial, Inc.	128,540	14,027,570
KKR & Co. LP (a)	470,932	7,902,239
Morgan Stanley	977,620	30,795,030
State Street Corp.	34,192	2,298,044

		55,022,883
Chemicals — 1.0%
Akzo Nobel NV — ADR	330,764	7,121,349
Celanese Corp., Series A	25,680	1,519,486
LyondellBasell Industries NV, Class A	328,290	27,366,254

		36,007,089
Communications Equipment — 10.4%
Cisco Systems, Inc.	7,163,380	188,038,725
Nokia OYJ — ADR	2,166,380	14,688,056
QUALCOMM, Inc.	2,538,030	136,368,352
Telefonaktiebolaget LM Ericsson — ADR	4,983,940	48,742,933

		387,838,066
Construction & Engineering — 0.6%
AECOM (a)	513,880	14,136,839
Jacobs Engineering Group, Inc. (a)	208,010	7,785,814

		21,922,653
Consumer Finance — 6.4%
Capital One Financial Corp.	1,320,798	95,784,271
Discover Financial Services	2,351,655	122,262,543

Common Stocks	Shares	Value
Consumer Finance (continued)
SLM Corp. (a)	2,680,440	$19,835,256

		237,882,070
Containers & Packaging — 0.3%
Bemis Co., Inc.	169,600	6,711,072
Crown Holdings, Inc.	93,990	4,300,043
Sonoco Products Co.	49,390	1,863,978

		12,875,093
Diversified Financial Services — 2.3%
Nasdaq, Inc.	1,611,877	85,961,400
Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	3,397,900	147,842,629
Electric Utilities — 1.7%
American Electric Power Co., Inc.	7,740	440,096
Edison International	7,290	459,780
Exelon Corp.	2,068,440	61,432,668

		62,332,544
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc.	54,110	2,309,415
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	609,210	31,703,288
Halliburton Co.	325,750	11,515,263
Superior Energy Services, Inc.	1,987,817	25,106,129

		68,324,680
Food & Staples Retailing — 1.4%
CVS Health Corp.	84,550	8,157,384
Kroger Co.	1,164,550	42,005,319

		50,162,703
Food Products — 0.2%
Kellogg Co.	25,510	1,697,691
Tyson Foods, Inc., Class A	162,610	7,008,491

		8,706,182
Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	1,061,220	34,861,077
Hologic, Inc. (a)	443,300	17,346,329
Medtronic PLC	626,516	41,938,981
Zimmer Biomet Holdings, Inc.	280,476	26,345,111

		120,491,498
Health Care Providers & Services — 2.4%
Community Health Systems, Inc. (a)	831,810	35,576,514
Laboratory Corp. of America Holdings (a)	147,288	15,976,329
Quest Diagnostics, Inc.	599,813	36,870,505

		88,423,348
Hotels, Restaurants & Leisure — 0.0%
Wyndham Worldwide Corp.	18,890	1,358,191

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Household Durables — 1.8%
Newell Rubbermaid, Inc.	1,597,622	$63,441,570
Tupperware Brands Corp.	90,790	4,493,197

		67,934,767
Independent Power and Renewable Electricity Producers — 2.2%
AES Corp.	5,392,040	52,788,072
Dynegy, Inc. (a)	1,334,730	27,588,869

		80,376,941
Insurance — 5.7%
Genworth Financial, Inc., Class A (a)	4,133,550	19,097,001
Hartford Financial Services Group, Inc.	1,282,513	58,713,445
Lincoln National Corp.	960,991	45,608,633
MetLife, Inc.	311,686	14,695,995
Prudential Financial, Inc.	450,423	34,326,737
XL Group PLC	1,116,713	40,559,016

		213,000,827
IT Services — 0.1%
Total System Services, Inc.	65,550	2,977,937
Western Union Co.	20,659	379,299

		3,357,236
Life Sciences Tools & Services — 0.0%
Bruker Corp. (a)	69,709	1,145,319
Media — 1.6%
Interpublic Group of Cos., Inc.	388,730	7,436,405
Scripps Networks Interactive, Inc., Class A	472,420	23,238,340
Viacom, Inc., Class B	633,391	27,330,822

		58,005,567
Metals & Mining — 0.1%
Allegheny Technologies, Inc.	101,610	1,440,830
Reliance Steel & Aluminum Co.	41,080	2,218,731

		3,659,561
Multiline Retail — 1.5%
Macy’s, Inc.	1,085,680	55,717,098
Multi-Utilities — 0.1%
Ameren Corp.	60,540	2,559,026
PG&E Corp.	8,590	453,552

		3,012,578
Oil, Gas & Consumable Fuels — 11.3%
Apache Corp.	1,779,176	69,672,532
Gulfport Energy Corp. (a)	1,617,600	48,010,368
Marathon Oil Corp.	5,984,033	92,154,108
Marathon Petroleum Corp.	854,142	39,572,399
Suncor Energy, Inc. — NY Shares	1,980,620	52,922,166
Valero Energy Corp.	1,950,830	117,244,883
World Fuel Services Corp.	50,430	1,805,394

		421,381,850
Pharmaceuticals — 8.1%
Merck & Co., Inc.	1,705,750	84,246,992
Pfizer, Inc.	6,183,855	194,234,885
Teva Pharmaceutical Industries Ltd. — ADR	426,950	24,105,597

		302,587,474
Professional Services — 1.7%
ManpowerGroup, Inc.	54,500	4,463,005

Common Stocks	Shares	Value
Professional Services (continued)
Nielsen Holdings NV	1,289,930	$57,363,187

		61,826,192
Real Estate Investment Trusts (REITs) — 1.7%
Brixmor Property Group, Inc.	343,360	8,062,093
Outfront Media, Inc.	1,318,060	27,415,648
Starwood Property Trust, Inc.	1,390,380	28,530,598

		64,008,339
Semiconductors & Semiconductor Equipment — 0.9%
Teradyne, Inc.	1,882,610	33,905,806
Specialty Retail — 1.8%
Gap, Inc.	955,260	27,224,910
GNC Holdings, Inc., Class A	954,070	38,563,509

		65,788,419
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	343,610	37,900,183
Wireless Telecommunication Services — 1.7%
Telephone & Data Systems, Inc.	1,940,364	48,431,485
United States Cellular Corp. (a)	413,359	14,645,309

		63,076,794
Total Common Stocks — 97.8%		3,639,428,997

Preferred Stocks	Shares	Value
Food Products — 0.3%
Tyson Foods, Inc., 4.75% (b)	230,678	11,824,554
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (b)(c)	31,000	3,410,000
Total Preferred Stocks — 0.4%		15,234,554
Total Long-Term Investments (Cost — $3,289,165,540) — 98.2%		3,654,663,551

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	65,630,760	65,630,760
	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (d)(e)(f)	$981	981,456
Total Short-Term Securities (Cost — $66,612,216) — 1.8%		66,612,216
Total Investments (Cost — $3,355,777,756*) — 100.0%		3,721,275,767
Liabilities in Excess of Other Assets — 0.0%		(1,772,960)

Net Assets — 100.0%		$3,719,502,807

2	BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,388,956,369

Gross unrealized appreciation	$718,809,503
Gross unrealized depreciation	(386,490,105)

Net unrealized appreciation	$332,319,398

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2015	Net Activity	Shares/ Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	21,931,473	43,699,287	65,630,760	$15,348
BlackRock Liquidity Series, LLC, Money Market Series	$2,139,519	$(1,158,063)	$981,456	$2,362	[1]
[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,654,663,551	—	—	$3,654,663,551
Short-Term Securities	65,630,760	$981,456	—	66,612,216

Total	$3,720,294,311	$981,456	—	$3,721,275,767

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$495,179	—	—	$495,179
Liabilities:
Collateral on securities loaned at value	—	$(981,456)	—	(981,456)

Total	$495,179	$(981,456)	—	$(486,277)

During the period ended September 30, 2015, there were no transfers between levels.

4	BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Basic Value Fund, Inc.

Date: November 23, 2015